ACCOUNTS RECEIVABLE, NET (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Credit Loss [Abstract]
Allowance for expected credit losses	$ 0	$ 0	$ 0
Allowance for expected written off	$ 0	$ 0	$ 0